Tax charge from continuing operations	12 Months Ended
Dec. 31, 2021
Tax charge from continuing operations
Tax charge from continuing operations

B3     Tax charge from continuing operations

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

B3.1   Total tax charge by nature

The total tax charge from continuing operations in the income statement is as follows:

Tax charge	2021 $m	2020 $m	2019 $m
Attributable to shareholders:
Hong Kong	(40)	(15)	(29)
Indonesia	(74)	(125)	(129)
Malaysia	(71)	(58)	(54)
Singapore	(67)	(87)	(75)
Growth markets and other	(159)	(125)	(150)
Eastspring	(30)	(30)	(33)
Total segment	(441)	(440)	(470)
Unallocated to a segment (central operations)	(21)	—	154
Tax charge attributable to shareholders	(462)	(440)	(316)
Attributable to policyholders:
Hong Kong	(79)	(60)	(56)
Indonesia	4	(3)	(12)
Malaysia	(2)	(34)	(13)
Singapore	(261)	(170)	(267)
Growth markets and other	(4)	(4)	(17)
Tax charge attributable to policyholders	(342)	(271)	(365)
Total tax charge from continuing operations	(804)	(711)	(681)

Profit before tax includes Prudential's share of profit after tax from the joint ventures and associates that are equity-accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including CPL.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in B3.2 below. The tax charge attributable to policyholders of $(342) million (2020: $(271) million; 2019: $(365) million) above is equal to the profit before tax attributable to policyholders. This is the result of accounting for policyholder income after the deduction of expenses and movement on unallocated surpluses on an after-tax basis.

The total tax (charge) credit from continuing operations comprises:

	2021 $m	2020 $m	2019 $m
Current tax expense:
Corporation tax	(405)	(376)	(278)
Adjustments in respect of prior years	6	(7)	22
Total current tax charge	(399)	(383)	(256)

Deferred tax arising from:
Origination and reversal of temporary differences	(388)	(306)	(421)
Impact of changes in local statutory tax rates	—	(1)	(4)
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	(17)	(21)	—
Total deferred tax charge	(405)	(328)	(425)
Total tax charge from continuing operations	(804)	(711)	(681)

B3.2Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rate reflects the corporation tax rates that are expected to apply to the taxable profit or loss of the continuing operations. It reflects the corporation tax rates of each jurisdiction weighted by reference to the amount of profit or loss contributing to the aggregate result from continuing operations.

	2021		2020		2019

	Tax	Percentage	Tax	Percentage	Tax	Percentage
	attributable to	impact	attributable to	impact on	attributable to	impact
	shareholders	on ETR	shareholders	ETR	shareholders	on ETR
Continuing operations:	$m	%	$m	%	$m	%
Adjusted operating profit	3,233		2,757		2,247
Non-operating (loss) profitnote (i)	(557)		151		407
Profit before tax	2,676		2,908		2,654
Tax charge at the expected rate	(539)	20%	(602)	21%	(547)	21%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (ii)	63	(2)%	102	(4)%	97	(4)%
Deductions not allowable for tax purposes	(92)	3%	(32)	1%	(45)	2%
Items related to taxation of life insurance businessesnote (iii)	177	(7)%	152	(5)%	192	(7)%
Deferred tax adjustments including unrecognised tax lossesnote (iv)	(111)	4%	(172)	6%	(14)	1%
Effect of results of joint ventures and associatesnote (v)	80	(3)%	129	(4)%	100	(4)%
Irrecoverable withholding taxesnote (vi)	(60)	2%	(35)	1%	(59)	2%
Other	(8)	1%	17	(1)%	(8)	0%
Total credit	49	(2)%	161	(6)%	263	(10)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(11)	0%	(25)	1%	14	(1)%
Movements in provisions for open tax mattersnote (vii)	47	(2)%	33	(1)%	1	0%
M&G demerger related activities	—	—	—	—	(76)	3%
Impact of changes in local statutory tax rates	6	0%	(1)	0%	—	—
Adjustments in relation to business disposals and corporate transactions	(14)	1%	(6)	0%	29	(1)%
Total credit (charge)	28	(1)%	1	0%	(32)	1%
Total actual tax charge	(462)	17%	(440)	15%	(316)	12%
Analysed into:

Tax charge on adjusted operating profit	(548)		(497)		(338)
Tax credit on non-operating resultnote (i)	86		57		22
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling itemsnote (viii)	17%		18%		15%
Excluding non-recurring tax reconciling items	18%		18%		14%
Total profitnote (viii)	17%		15%		12%

Notes

(i)	‘Non-operating (loss) profit’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income in Singapore and Malaysia.
(iii)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(iv)	The unrecognised tax losses reconciling amount reflects losses arising where it is unlikely that relief for the losses will be available in future periods.
(v)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vi)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.
(vii)	The statement of financial position contains the following provisions in relation to open tax matters:

2021 $m
Balance at 1 Jan	113
Removal of discontinued US operations	(3)
Movements in the current year included in tax charge attributable to shareholders	(47)
Provisions utilised in the year	(4)
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(17)
Balance at 31 Dec	42

(viii)	The actual tax rates of the relevant business operations are shown below:

	2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	5%	17%	21%	15%	22%	10%	(3)%	17%
Tax rate on profit before tax	4%	17%	21%	15%	27%	10%	(2)%	17%

	2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	24%	18%	14%	22%	11%	0%	18%
Tax rate on profit before tax	1%	23%	18%	14%	19%	11%	0%	15%

	2019%
					Growth			Total
	Hong				markets and		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	23%	18%	13%	19%	12%	10%	15%
Tax rate on profit before tax	3%	23%	19%	14%	14%	12%	10%	12%